Offsetting financial liabilities (Detail) - USD ($) $ in Billions	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024
Derivative financial instruments
Disclosure Of Offsetting Of Financial Liabilities [Line Items]
Liabilities based on IFRS netting	$ 183.8	$ 142.1	$ 180.6
Further netting potential not recognized on the balance sheet	(161.9)	(127.8)	(166.3)
of which: netting of recognized financial assets	(130.4)	(100.8)	(135.5)
of which: netting with collateral pledged	(31.5)	(27.0)	(30.8)
Liabilities, after consideration of further netting potential	21.9	14.3	14.3
Cash collateral payables on derivative instruments
Disclosure Of Offsetting Of Financial Liabilities [Line Items]
Liabilities based on IFRS netting	33.0	31.5	35.5
Further netting potential not recognized on the balance sheet	(17.0)	(16.6)	(21.7)
of which: netting of recognized financial assets	(15.0)	(14.5)	(19.3)
of which: netting with collateral pledged	(2.0)	(2.1)	(2.4)
Liabilities, after consideration of further netting potential	$ 16.0	$ 14.9	$ 13.8